Financial risk management and fair values (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Remaining Contractual Maturities of Non-derivative Financial Liabilities Based on Contractual Undiscounted Cash Flows

The following tables show the remaining contractual maturities at the end of the reporting period of the Group’s non-derivative financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on rates current at the end of the reporting period) and the earliest date the Group can be required to pay:

	2018 Contractual undiscounted cash outflow
	Within 1 year or on demand RMB million	More than 1 year but less than 2 years RMB million	More than 2 years but less than 5 years RMB million	More than 5 years RMB million	Total RMB million	Carrying amount at December 31 RMB million
Borrowings	40,121	8,272	6,335	2,188	56,916	54,417
Obligations under finance leases	12,062	11,738	36,765	22,200	82,765	72,221
Trade and other payables and accrued charges	21,292	—	—	—	21,292	21,292

	73,475	20,010	43,100	24,388	160,973	147,930

	2017 Contractual undiscounted cash outflow
	Within 1 year or on demand RMB million	More than 1 year but less than 2 years RMB million	More than 2 years but less than 5 years RMB million	More than 5 years RMB million	Total RMB million	Carrying amount at December 31 RMB million
Borrowings	28,776	9,676	11,975	28	50,455	48,287
Obligations under finance leases	10,764	10,257	29,627	28,251	78,899	67,924
Trade and other payables and accrued charges	19,701	—	—	—	19,701	19,701

	59,241	19,933	41,602	28,279	149,055	135,912

Sensitivity Analysis of Significant Foreign Exchange Rates and Impact on Profit after Tax and Retained Profits

The following table indicates the instantaneous change in the Group’s profit after tax and retained profits that would arise if foreign exchange rates to which the Group has significant exposure at the end of the reporting period had changed at that date, assuming all other risk variables remained constant. The range of such sensitivity was considered to be reasonably possible at the end of the reporting date.

	2018
	Appreciation/(depreciation) of Renminbi against foreign currency	Increase/(decrease) on profit after tax and retained profits RMB million
USD	1%	195
	(1%)	(195)

Euro	1%	28
	(1%)	(28)

Japanese Yen	10%	103
	(10%)	(103)

	2017
	Appreciation/(depreciation) of Renminbi against foreign currency	Increase/(decrease) on profit after tax and retained profits RMB million
USD	1%	278
	(1%)	(278)

Euro	1%	31
	(1%)	(31)

Japanese Yen	10%	116
	(10%)	(116)

	2016
	Appreciation/(depreciation) of Renminbi against foreign currency	Increase/(decrease) on profit after tax and retained profits RMB million
USD	1%	305
	(1%)	(305)

Euro	1%	31
	(1%)	(31)

Japanese Yen	10%	134
	(10%)	(134)

Disclosure of Exposure to Credit Risk and Expected Credit Losses for Air Ticket Receivables

The following table provides information about the Group’s exposure to credit risk and ECLs for air ticket receivables as at December 31, 2018:

	Expected loss rate	Gross carrying amount	Loss allowance
	%	RMB million	RMB million
Within 3 month	0%	1,940	—
More than 3 month but less than 1 year	50%	8	4
More than 1 year but less than 2 years	100%	2	2
More than 2 years but less than 3 years	100%	6	6
More than 3 years	100%	16	16

		1,972	28

Disclosure of Trade Debtors Impaired	The aging analysis of trade debtors that were not considered to be impaired was as follows:

2017 RMB million

Neither past due nor impaired	2,636

3 to 12 months	31
More than 1 year	5

2,672

Schedule of Movement in the Allowances for Loan Losses

Movement in the loss allowance account in respect of trade receivables during the year is as follows:

	2018 RMB million	2017 RMB million

Balance at December 31, 2017 under IAS 39	37
Impact on initial application of IFRS 9 (Note 2(b)(i))	—

Balance at January 1,	37	37
Amounts written off during the year	(2)	(8)
Impairment losses written back	(4)	—
Impairment losses recognised during the year	5	8

Balance at December 31,	36	37

Carrying Value of Financial Instruments Measured at Fair Value on a Recurring Basis

			Fair value measurements as at December 31, 2018 categorised into
Recurring fair value measurement	Note	Fair value at December 31, 2018 RMB million	Level 1 RMB million	Level 2 RMB million	Level 3 RMB million
Financial assets:
Other equity instrument investments:
-Non-listed shares	26	234	—	—	234
-Non-tradable shares	26	846	—	—	846
Other non-current financial assets:
-Listed shares	26	71	71	—	—
-Non-listed shares	26	32	—	—	32
Other financial assets	26	440	—	440	—
Derivative financial instruments:
-Interest rate swaps	27	75	—	75	—
Financial liabilities:
Derivative financial instruments:
-Cross currency swaps	27	(44)	—	(44)	—

			Fair value measurements as at December 31, 2017 categorised into
Recurring fair value measurement	Note	Fair value at December 31, 2017 RMB million	Level 1 RMB million	Level 2 RMB million	Level 3 RMB million
Financial assets:
Available-for-sale equity securities:
-Listed shares	26	85	85	—	—
-Non-tradable shares	26	537	—	—	537
Derivative financial instruments:
-Interest rate swaps	27	46	—	46	—
Financial liabilities:
Derivative financial instruments:
-Cross currency swaps	27	(64)	—	(64)	—

Quantitative Information of Valuation Technique and Significant Unobservable Inputs Used in Measuring Financial Instruments at Fair Value on a Recurring Basis

Information about Level 3 fair value measurements

	Valuation technique	Significant unobservable inputs	Range
Other equity instruments investments
-Non-listed shares (1)	Market comparable companies	Discount for lack of marketability	20%

-Non-tradable shares (2)	Discounted cash flow	Expected profit growth rate during the projection period	11%

		Perpetual growth rate	3%

		Perpetual dividend payout rate	80%

		Expected dividend payout rate during the projection period	33%

		Discount rate	10.81%
Other non-current financial assets
-Non-listed shares (2)	Discounted cash flow	Expected profit growth rate during the projection period	11%-15%

		Perpetual growth rate	1%-4%

		Perpetual dividend payout rate	80%

		Expected dividend payout rate during the projection period	27%-44%

		Discount rate	9.66%-13.40%

(1)

The fair value of non-listed shares are determined by using comparable listed companies adjusted for lack of marketability discount. The fair value measurement is negatively correlated to the discount for lack of marketability.

(2)

The fair value of these non-tradable shares and non-listed shares is determined by discounting projected cash flow series associated with respective investments. The valuation takes into account the expected profit growth rates and expected dividend payout rate of the investees. The discount rates used have been adjusted to reflect specific risks relating to respective investees. The fair value measurement is positively correlated to the expected profit growth rates during the projection period, perpetual growth rate, perpetual dividend payout rate and expected dividend payout rates during the projection period of respective investees, and negatively correlated to the discount rates.

(3)

From January 1, 2018, any gain or loss arising from the remeasurement of the Group’s unlisted equity securities held for strategic purposes are recognised in the fair value reserve (non-recycling) in other comprehensive income. Upon disposal of the equity securities, the amount accumulated in other comprehensive income is transferred directly to retained earnings.